State Farm International Equity Index Fund
INTERNATIONAL EQUITY INDEX FUND
Investment Objective:
The International Equity Index Fund (the “Fund”) seeks to match performance of the MSCI Europe, Australasia, and Far East Free Index (the “EAFE® Free”) by investing in some of the stocks found in the EAFE Free.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm International Equity Index Fund State Farm International Equity Index Fund
Management Fees	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.28%	[1]
[1]	The expense information in the table above has been restated to reflect current fees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
State Farm International Equity Index Fund | State Farm International Equity Index Fund | USD ($)	29	90	157	356

The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in stocks of companies that are included in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index, the benchmark index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index.

BlackRock Fund Advisors (the "BFA"), the sub-adviser to the Fund, may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.
  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.
  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (the "Manager" or "SFIM") or to the Fund's sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund's sub-adviser researching individual stocks might avoid.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Annual Total Returns For Calendar Years

The Fund’s best and worst quarters during the periods in the bar chart were: Best quarter: 25.25%, during the second quarter of 2009. Worst quarter: -20.17%, during the third quarter of 2011.
The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the EAFE Free for the 1, 5 and 10-year periods ended 12/31/2015. The EAFE Free currently measures the performance of stock markets in Europe, Australia, New Zealand, Israel, Hong Kong, Japan, and Singapore, and takes into account local market restrictions on share ownership by foreigners. The EAFE Free is meant to reflect actual opportunities for foreign investors in a local market. Unlike an investment in the Fund, returns of the EAFE Free do not reflect expenses of investing.
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - State Farm International Equity Index Fund	1 Year	5 Year	10 Year
State Farm International Equity Index Fund	(1.16%)	3.05%	2.44%
EAFE Free Index (Returns reflect no deduction for fees, expenses or taxes.)	(0.81%)	3.60%	3.03%